Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of major classes of assets and liabilities of the discontinued operations
	December 31, 2021	December 31, 2020
Current Assets – discontinued operations:
Cash	$—	$416,831
Accounts receivable, net	—	334,095
Inventories, net	—	305,080
Prepaid expenses and other current assets	—	268,602
Total current assets – discontinued operations	—	1,324,608

Noncurrent Assets – discontinued operations:
Property and equipment, net	—	1,925,844
Operating lease right of use assets	—	501,827
Goodwill	—	22,166
Intangible assets, net	—	7,933
Total noncurrent assets	$—	$2,457,770

Current liabilities – discontinued operations:
Accounts payable and accrued expenses	$—	$484,852
Current portion of operating lease liability	—	67,725
Notes payable – current portion	—	446,545
Total current liabilities – discontinued operations	—	999,122

Long term liabilities – discontinued operations:
Notes payable – long term, net of current portion	—	4,187,376
Accrued expenses – long term, related party	—	1,359,989
Financing lease liability, net of current portion	—	434,102
Total long term liabilities – discontinued operations	$—	$5,981,467

Schedule of consolidated statements of operations from discontinued operations
	Years Ended December 31,
	2021	2020
REVENUES
Services	$612,862	$3,379,653
Sales of parts and equipment	324,189	3,322,945
Furniture and appliances	—	42,709,714
TOTAL REVENUE	937,051	49,412,312
OPERATING EXPENSES
Cost of sales	298,050	38,488,245
Personnel costs	485,774	6,534,408
Depreciation and amortization	360,746	1,547,378
Fuel	112,746	378,115
General and administrative	290,872	8,555,731
TOTAL OPERATING EXPENSES	1,548,188	55,503,877
LOSS FROM OPERATIONS	(611,137)	(6,091,564)
OTHER INCOME (EXPENSE)
Financing costs and loss on early extinguishment of debt	(320)	(792,721)
Gain on forgiveness of debt	380,247	—
Loss on extinguishment of debt	—	(1,852,426)
Gain on sale of assets	548,723	130,748
Loss on acquisition receivable	—	(809,000)
Change in warrant liability	—	(2,127,656)
Interest expense	(78,308)	(985,840)
Other income (expense)	1,200	3,599
TOTAL OTHER INCOME (EXPENSE)	851,542	(6,433,296)
NET LOSS BEFORE INCOME TAXES	240,405	(12,524,860)
INCOME TAX EXPENSE	—	350,603
NET INCOME (LOSS) BEFORE NON-CONTROLLING INTERESTS	240,405	(12,875,463)
LESS NET INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	108,182	(5,036,832)
NET INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	$132,223	$(7,838,631)

Schedule of consolidated statements of cash flows relating to discontinued operations
	Years Ended December 31,
	2021	2020
Cash flows from operating activities of discontinued operations:
Net Income (Loss)	$240,405	$(12,875,461)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities of discontinued operations:
Depreciation and amortization	360,746	1,547,378
Amortization of financing costs and warrant features	2,187	842,174
Stock compensation	—	281,194
Amortization of operating lease right-of-use assets	19,007	63,253
Gain on forgiveness of PPP loans	(380,247)	—
Loss on extinguishment of debt	—	2,052,118
Amortization of original interest discount	—	100,511
Gain on sale of equipment	(548,723)	(130,748)
Change in fair value of warrant liability	—	2,127,656
Write-off of acquisition receivable	—	809,000
Changes in operating assets and liabilities:
Accounts receivable	10,698	(3,327,816)
Inventory	(161,286)	(2,125,032)
Prepaid expenses and other assets	49,222	(1,144,323)
Accounts payable and accrued expenses	118,980	368,128
Operating lease liability	(19,007)	(63,253)
Vendor deposits	—	(252,688)
Deferred tax asset	—	635,503
Customer deposits	—	14,427,180
Accrued expense long-term	137,438	454,209
Net cash provided by (used in) operating activities from discontinued operations	$(170,580)	$3,788,983

Cash flows from investing activities in discontinued operations:
Proceeds from sale of equipment	$675,000	$209,500
Purchase of equipment	(30,697)	(137,499)
Net cash provided by investing activities in discontinued operations	$644,303	$72,001

Cash flows from financing activities in discontinued operations:
Proceeds from initial public offering	$—	$8,602,166
Proceeds from note payable	380,385	1,612,297
Repayments of notes payable	(589,078)	(3,474,557)
Repayment of floor plan	—	(10,581)
Net borrowings from lines of credit	—	(1,339,430)
Financing fees	—	(219,110)
Repayment of financing lease	—	(721,151)
Net cash provided by (used in) financing activities in discontinued operations	$(208,693)	$4,449,634